Events after the reporting date (Details)			12 Months Ended
	Apr. 30, 2024 shares	Mar. 05, 2024 shares	Dec. 31, 2023	Apr. 22, 2024 EUR (€)	Mar. 27, 2024 USD ($)	Mar. 27, 2024 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Granting of shares | Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	147,776	10,060,288
Number of awards granted, in ADS (in shares)		2,515,072
Award vesting period	4 years	4 years
Granting of shares | Restricted share awards | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	36,944
Entering into significant commitments or contingent liabilities | France 2023, 4G eRedCap Project | Loan commitments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notional amount					$ 12,000,000	€ 10,900,000
Upfront payment, borrowings					$ 3,000,000.0	€ 2,700,000
Entering into significant commitments or contingent liabilities | Unsecured Promissory Note
Disclosure of terms and conditions of share-based payment arrangement [line items]
Debt instruments issued | €				€ 5,000,000
Borrowings, interest rate				12.00%
Guaranteed return (in percentage)				40.00%